Risk Management and Financial Instruments - Schedule of Consolidated Financial Statements (Details) - USD ($) $ in Thousands		Dec. 31, 2024		Dec. 27, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Fair value through profit or loss (1)
Financial investments	[1]	$ 3,350,654			$ 2,642,258
National treasury bills	[1]	65,197			96,446
Margin cash		32,334			114,270
Derivative assets	[1]	84,468			169,736
Amortized cost (2)
Cash at banks	[2]	2,197,822			1,830,814
Margin cash	[2]	104,220			18,191
Trade accounts receivable	[2]	3,735,540			3,390,856
Related party receivables		77,355	[2]	$ 19,339,000	118,554	[2]
Total	[2]	9,647,590			8,381,125
Amortized cost
Loans and financing		(19,326,796)			(19,999,137)
Trade accounts payable and supply chain finance		(6,194,223)			(6,205,119)
Lease		(1,734,029)			(1,841,227)		$ (1,721,833)	$ (1,506,043)
Other financial liabilities		(56,872)			(104,043)
Fair value through profit or loss
Derivative liabilities		(266,066)			(144,251)
Total		$ (27,577,986)			$ (28,293,777)

[1]	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value. National treasury bill are measured at fair value.
[2]	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.